Basis of preparation and accounting policies	6 Months Ended
Jun. 30, 2025
Basis of preparation and accounting policies
Basis of preparation and accounting policies

Notes to the Interim financial statements

Note 1:  Basis of preparation and accounting policies

These unaudited Interim financial statements for the six months ended 30 June 2025 have been prepared in accordance with International Accounting Standard 34, ‘Interim Financial Reporting’ (IAS 34), as issued by the International Accounting Standards Board (IASB), IAS 34 as adopted by the European Union, UK-adopted IAS 34 and the Disclosure Guidance and Transparency Rules sourcebook of the United Kingdom’s Financial Conduct Authority and with the requirements of the Companies Act 2006 as applicable to companies reporting under those standards.

The unaudited Interim financial statements for the six months ended 30 June 2025 were approved by the Board of Directors for publication on 29 July 2025.

This results announcement does not constitute statutory accounts of the Group within the meaning of sections 434(3) and 435(3) of the Companies Act 2006. The annual financial statements of the Group for the year ended 31 December 2024 were prepared in accordance with UK-adopted international accounting standards and with the requirements of the Companies Act 2006. The annual financial statements also comply fully with IFRS Accounting Standards as issued by the IASB and International Accounting Standards as adopted by the European Union. Except for the estimation of the interim income tax charge, the Interim financial statements have been prepared applying the accounting policies that were applied in the preparation of the Group’s published consolidated financial statements for the year ended 31 December 2024.

The comparative figures for the financial year ended 31 December 2024 are not the Group’s statutory accounts for that financial year. Those accounts have been reported on by the Group’s auditors and will be delivered to the Registrar of Companies; their report was (i) unqualified, (ii) did not include a reference to any matters to which the auditors drew attention by way of emphasis without qualifying their report, and (iii) did not contain a statement under section 498(2) or (3) of the Companies Act 2006.

Product Revenue

Effective 1 January 2025, the Group has updated the presentation of Total Revenue on the face of the Statement of Comprehensive Income to include a new subtotal ‘Product Revenue’ representing the summation of Product Sales and Alliance Revenue.

Product Revenue and Collaboration Revenue form Total Revenue.

Product Sales and Alliance Revenue will continue to be presented separately, with the new subtotal providing additional aggregation of revenue types with similar characteristics, reflecting the growing importance of Alliance Revenue.

Full descriptions of Product Sales, Alliance Revenue and Collaboration Revenue are included from page 152 of the Group’s Annual Report and Form 20-F Information 2024.

There are no changes to the Revenue accounting policy regarding the types of transactions recorded in each revenue category. The comparative period has been retrospectively adjusted to reflect the additional subtotal, resulting in total Product Revenue being reported for the half year ended 30 June 2024 of $25,568m.

Going concern

The Group has considerable financial resources available. As at 30 June 2025, the Group has $11.9bn in financial resources (cash and cash equivalent balances of $7.1bn and undrawn committed bank facilities of $4.9bn that are available until April 2030), with $6.9bn of borrowings due within one year. These facilities contain no financial covenants.

The Group has assessed the prospects of the Group over a period longer than the required 12 months from the date of Board approval of these consolidated financial statements, with no deterioration noted requiring a further extension of this review. The Group's revenues are largely derived from sales of medicines covered by patents, which provide a relatively high level of resilience and predictability to cash inflows, although government price interventions in response to budgetary constraints are expected to continue to adversely affect revenues in some of our significant markets. The Group, however, anticipates new revenue streams from both recently launched medicines and those in development, and the Group has a wide diversity of customers and suppliers across different geographic areas.

Consequently, the Directors believe that, overall, the Group is well placed to manage its business risks successfully. Accordingly, they continue to adopt the going concern basis in preparing the Interim financial statements.

Legal proceedings

The information contained in Note 5 updates the disclosures concerning legal proceedings and contingent liabilities in the Group’s Annual Report and Form 20-F Information 2024.